11. BIOLOGICAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Biological Assets Tables
Schedule of biological assets

The balance of biological assets is segregated in current and non-current assets are presented below:

	12.31.17	12.31.16

Live animals	1,510.5	1,644.9
Total current	1,510.5	1,644.9

Live animals	639.8	647.3
Forests	263.9	270.0
Total non-current	903.7	917.3
	2,414.2	2,562.3

Schedule of reconciliation of biological assets

The rollforward of biological assets for the year is presented below:

	Current						Non-current
	Live animals				Total		Live animals				Forests		Total
	Poultry		Pork				Poultry		Pork
	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16	12.31.17	12.31.16
Beginning balance	770.8	595.5	874.3	734.4	1,644.9	1,329.9	349.0	294.9	298.3	236.0	270.0	230.2	917.3	761.0
Additions/Transfer	547.9	246.4	1,692.0	1,686.0	2,240.0	1,932.4	84.3	45.0	203.8	191.2	35.3	37.5	323.4	273.7
Business combination (2)	103.0	-	-	17.9	103.0	17.9	-	24.0	-	5.8	-	-	-	29.7
Fair value variation (1)	1,290.4	1,664.7	88.7	112.9	1,379.1	1,777.6	(31.0)	66.6	(113.4)	(63.0)	7.4	42.4	(137.0)	46.0
Harvest	-	-	-	-	-	-	-	-	-	-	(41.2)	(31.0)	(41.2)	(31.0)
Write-off	-	-	-	-	-	-	(8.4)	-	(0.2)	-	(3.7)	(8.8)	(12.3)	(8.8)
Transfer between current and non-current	69.9	72.3	78.7	70.7	148.6	143.0	(69.9)	(72.3)	(72.5)	(70.7)	-	-	(142.4)	(143.0)
Transfer of the held for sale	-	-	-	-	-	-	-	(4.1)	-	-	(3.9)	(0.3)	(3.9)	(4.4)
Transfer to inventories	(2,076.2)	(1,804.8)	(1,921.2)	(1,745.1)	(3,997.3)	(3,550.0)	-	-	-	-	-	-	-	-
Exchange variation	(5.9)	(3.3)	(1.9)	(2.6)	(7.8)	(5.9)	1.8	(5.1)	(2.1)	(1.0)	-	-	(0.3)	(5.9)
Ending balance	699.9	770.8	810.6	874.3	1,510.5	1,644.9	325.8	349.0	313.9	298.3	263.9	270.0	903.6	917.3

(1)	The fair value variation of biological assets includes depreciation of breeding stock in the amount of R$758,7 (R$680,9 as of December 31, 2016).
(2)	Balance arising from the business combination with Banvit (note 6.1.3).

Schedule of live animals information

The quantities and balances per live animals assets are presented below:

	12.31.17		12.31.16
	Quantity (thousand of heads)	Value	Quantity (thousand of heads)	Value
Consumable biological assets
Immature poultry	1,99,337	699.9	2,02,454	770.7
Immature pork	3,987	810.6	3,788	874.2
Total current	2,03,324	1,510.5	2,06,242	1,644.9

Production biological assets
Immature poultry	6,693	117.2	6,735	119.9
Mature poultry	11,113	208.6	11,670	229.2
Immature pork	229	67.8	195	58.9
Mature pork	445	246.2	427	239.4
Total non-current	18,480	639.8	19,027	647.3
	2,21,804	2,150.3	2,25,269	2,292.3